TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before taxes on income, as reported in the statements of income	$ 12,403	$ 12,238	$ 5,728
Statutory tax rate in Israel	25.00%	25.00%	24.00%
Theoretical taxes on income	3,097	3,018	1,375
Increase (decrease) in taxes resulting from:
Effect of different tax rates	158	120	75
Utilization of carryforward tax losses for which valuation allowance was provided	(1,162)	(2,690)	(66)
Non-deductible expenses and tax exempt income	9	82	68
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(971)	(1,206)	(2,040)
Losses and temporary differences for which valuation allowance was provided	222	421	244
Others	(542)	690	114
Taxes on income, as reported in the statements of income	$ 811	$ 435	$ (230)